Property, Plant and Equipment (Tables) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Computer	Fixtures and	Deployed
	Equipment	Fittings	Machinery	Total
	$’000	$’000	$’000	$’000
Cost
Balance at January 1, 2020	2,463	390	—	2,853
Additions	308	411	—	719
Reclassification to assets held for sale	—	(621)	—	(621)
Effect of movements in foreign exchange	89	—	—	89
Balance at December 31, 2020	2,860	180	—	3,040
Balance at January 1, 2021	2,860	180	—	3,040
Additions	2,830	5,273	—	8,103
Acquisitions through business combinations	105	41	17,618	17,764
Effect of movements in foreign exchange	(107)	(103)	—	(210)
Balance at December 31, 2021	5,688	5,391	17,618	28,697

	Computer	Fixtures and	Deployed
	Equipment	Fittings	Machinery	Total
	$’000	$’000	$’000	$’000
Depreciation
Balance at January 1, 2020	991	61	—	1,052
Depreciation	931	3	—	934
Effect of movements in foreign exchange	(346)	66	—	(280)
Balance at December 31, 2020	1,576	130	—	1,706
Balance at January 1, 2021	1,576	130	—	1,706
Depreciation	1,255	81	750	2,086
Effect of movements in foreign exchange	(76)	(9)	—	(85)
Balance at December 31, 2021	2,755	202	750	3,707
Net book value
At January 1, 2020	1,472	329	—	1,801
At December 31, 2020 and January 1, 2021	1,284	50	—	1,334
At December 31, 2021	2,933	5,189	16,868	24,990

Property, plant and equipment	$ 24,990	$ 1,334	$ 1,801